Restatement (Tables)	12 Months Ended
Dec. 31, 2022
Restatement [Abstract]
Schedule of consolidated statement of financial position
	As reported	Adjustment	Restated
LIABILITIES AND SHAREHOLDERS’ EQUITY
Warrant liabilities	$-	$31,943,365	$31,943,365
Total liabilities	-	31,943,365	31,943,365
Shareholders’ equity
Share capital	54,863,819	(23,440,724)	31,423,095
Contributed surplus	17,358,982	(5,514,401)	11,844,581
Cumulative translation adjustment	(266,730)	433,798	167,068
Digital currency revaluation reserve	3,706,624	-	3,706,624
Deficit	(5,457,926)	(3,422,038)	(8,879,964)
Total shareholders’ equity	$70,204,769	$(31,943,365)	$38,261,404

Schedule of consolidated statement of comprehensive income
	As reported	Adjustment	Restated

Operating income	$2,922,778	$-	$2,922,778
Revaluation of warrant liabilities	-	1,551,013	1,551,013
Share issuance costs	-	(4,973,051)	(4,973,051)
Net income (loss) before income taxes	2,589,964	(3,422,038)	(832,074)
Net income (loss) for the year	289,345	(3,422,038)	(3,132,693)
Other comprehensive income (loss)
Items that will be reclassified to net income Foreign currency translation adjustment	(384,892)	433,798	48,906
Items that will not be reclassified to net income Revaluation of digital currencies, net of tax	1,724,123	-	1,724,123
Total comprehensive income (loss) for the year	$1,628,576	$(2,988,240)	$(1,359,664)